Earnings (Loss) Per Share – Hertz Global (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Computation of basic and diluted earnings (loss) per share
The following table sets forth the computation of basic and diluted earnings (loss) per share:

	Three Months Ended March 31,
(In millions, except per share data)	2021	2020
Numerator:
Net income (loss) attributable to Hertz Global	$190	$(356)
Denominator:
Basic weighted-average shares outstanding	156	142
Dilutive stock options, RSUs and PSUs	1	—
Diluted weighted-average shares outstanding	157	142
Antidilutive stock options, RSUs, PSUs and PSAs	1	2
Earnings (loss) per share:
Basic earnings (loss) per share	$1.22	$(2.50)
Diluted earnings (loss) per share	$1.21	$(2.50)

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	Years Ended December 31,
(In millions, except per share data)	2020	2019	2018
Numerator:
Net income (loss) attributable to Hertz Global	$(1,714)	$(58)	$(225)
Denominator:
Basic weighted-average shares outstanding (excluding the impact of the Rights Offering)	150	84	84
Rights Offering adjustment(1)	—	33	12
Basic weighted-average shares outstanding	150	117	96
Dilutive stock options, RSUs and PSUs	—	—	—
Diluted weighted-average shares outstanding	150	117	96
Antidilutive stock options, RSUs, PSUs and PSAs	2	2	1
Earnings (loss) per share:
Basic earnings (loss) per share	$(11.44)	$(0.49)	$(2.35)
Diluted earnings (loss) per share	$(11.44)	$(0.49)	$(2.35)

(1)    Reflects the impact of the Rights Offering subscription period and the weighted-average impact of the issuance of 57,915,055 shares from the Rights Offering on July 18, 2019.